Income Taxes (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Deferred tax assets:
Net operating loss carry forward	$ 123,296	$ 112,703
Less: valuation allowance	(123,296)	(112,703)
Net deferred tax assets